UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
August 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Multi-Manager Small Cap Equity Strategies Fund
Institutional Class / CZMSX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Multi-Manager Small Cap Equity Strategies Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 106	0.99%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selection within the financials (notably within the banks industry) and utilities sectors was most impactful on relative returns.
Allocations
| An overweight to the information technology sector benefited relative performance. Underweights to the utilities, energy and health care sectors all benefited relative results as well.
Individual holdings
| Positions in AAON, Construction Partners and Casella Waste Systems were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selection within the health care and consumer discretionary sectors detracted most from relative returns during the annual period. Relative performance within the biotechnology industry of the health care sector was particularly challenging, as was the software industry within the information technology sector.
Allocations
| A small cash allocation was a drag on performance relative to the Fund’s Russell 2000 Index benchmark.
Individual holdings
| The two largest relative detractors, MicroStrategy and Carvana, were strong performing stocks in the benchmark but were not owned by the Fund. Fox Factory, Paycor HCM and Stevanto Group were also top relative detractors.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	14.77	9.77	8.22
Russell ® 2000 Index	18.47	9.68	8.03
Russell ® 3000 Index	26.14	15.19	12.36
(a)
The returns shown for periods prior to January 3, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performace to the Russell
®
3000 Index, a broad-based performance index that meets new regulatory requirements. The Fund's performance is also compared to its prior benchmark, which more closely represent the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 1,648,637,831
Total number of portfolio holdings	795
Management services fees (represents 0.82% of Fund average net assets)	$ 12,095,254
Portfolio turnover for the reporting period	66%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a perce ntage of Fun
d net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Casella Waste Systems, Inc., Class A	1.6%
Simpson Manufacturing Co., Inc.	1.2%
AAON, Inc.	1.2%
Descartes Systems Group, Inc. (The)	1.1%
Exponent, Inc.	1.0%
SPS Commerce, Inc.	0.8%
Novanta, Inc.	0.8%
FirstService Corp.	0.8%
Altair Engineering, Inc., Class A	0.8%
Construction Partners, Inc., Class A	0.7%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Audit fees (a)	31,493	30,090	0	0
Audit-related fees (b)	25,000	25,000	0	0
Tax fees (c)	13,795	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Multi-Manager Small Cap Equity Strategies Fund
Annual Financial Statements and Additional Information
August 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Small Cap Equity Strategies Fund | 2024

Portfolio of Investments
August 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 0.8%
Diversified Telecommunication Services 0.1%
ATN International, Inc.	31,184	834,484
Bandwidth, Inc., Class A(a)	31,286	536,868
Total		1,371,352
Entertainment 0.1%
Eventbrite, Inc., Class A(a)	137,107	436,000
Madison Square Garden Entertainment Corp.(a)	10,804	456,145
Playstudios, Inc.(a)	34,339	52,195
Playtika Holding Corp.	34,981	264,806
Skillz, Inc.(a)	1,000	5,900
Total		1,215,046
Interactive Media & Services 0.2%
DHI Group, Inc.(a)	9,618	18,659
fuboTV, Inc.(a)	187,500	315,000
Outbrain, Inc.(a)	27,828	141,923
Shutterstock, Inc.	28,700	1,029,756
TripAdvisor, Inc.(a)	25,650	372,181
TrueCar, Inc.(a)	36,014	108,042
Vimeo, Inc.(a)	296,833	1,588,057
ZoomInfo Technologies, Inc.(a)	72,400	716,036
Total		4,289,654
Media 0.4%
Emerald Holding, Inc.	54,700	303,585
Integral Ad Science Holding Corp.(a)	36,478	424,239
National CineMedia, Inc.(a)	46,600	321,074
Scholastic Corp.	44,617	1,422,390
Stagwell, Inc.(a)	349,423	2,512,351
TEGNA, Inc.	77,200	1,071,536
Total		6,055,175
Total Communication Services		12,931,227
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.2%
Automobile Components 2.2%
Adient PLC(a)	157,912	3,571,969
American Axle & Manufacturing Holdings, Inc.(a)	211,253	1,358,357
Cooper-Standard Holding, Inc.(a)	6,741	104,148
Dana, Inc.	187,097	2,112,325
Fox Factory Holding Corp.(a)	91,820	3,716,874
Goodyear Tire & Rubber Co. (The)(a)	501,789	4,425,779
LCI Industries	38,894	4,583,269
Modine Manufacturing Co.(a)	43,979	5,345,647
Phinia, Inc.	107,579	5,159,489
Stoneridge, Inc.(a)	41,517	595,354
Visteon Corp.(a)	49,963	5,057,755
Total		36,030,966
Automobiles 0.2%
Harley-Davidson, Inc.	43,300	1,621,152
Winnebago Industries, Inc.	35,085	2,093,171
Total		3,714,323
Broadline Retail 0.2%
1stdibs.com, Inc.(a)	20,423	100,277
Global-e Online Ltd.(a)	45,023	1,549,692
Nordstrom, Inc.	37,000	826,580
Total		2,476,549
Diversified Consumer Services 0.4%
Adtalem Global Education, Inc.(a)	10,400	787,384
American Public Education, Inc.(a)	12,385	207,077
Bright Horizons Family Solutions, Inc.(a)	34,009	4,785,747
Chegg, Inc.(a)	98,396	212,535
Laureate Education, Inc., Class A	54,600	841,932
Total		6,834,675
Hotels, Restaurants & Leisure 2.4%
Accel Entertainment, Inc.(a)	111,200	1,296,592
Bloomin’ Brands, Inc.	90,000	1,575,000
Boyd Gaming Corp.	68,378	4,104,047
Dave & Buster’s Entertainment, Inc.(a)	23,100	723,954
Denny’s Corp.(a)	186,100	1,217,094
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
El Pollo Loco Holdings, Inc.(a)	81,800	1,133,748
Everi Holdings, Inc.(a)	129,900	1,695,195
First Watch Restaurant Group, Inc.(a)	127,298	2,101,690
Hilton Grand Vacations, Inc.(a)	31,900	1,230,702
International Game Technology PLC	69,800	1,562,822
Life Time Group Holdings, Inc.(a)	203,240	4,780,205
Marriott Vacations Worldwide Corp.	39,018	2,887,332
Monarch Casino & Resort, Inc.	16,400	1,245,088
Papa John’s International, Inc.	19,500	923,715
Planet Fitness, Inc., Class A(a)	55,843	4,535,010
Playa Hotels & Resorts NV(a)	96,300	758,844
Six Flags Entertainment Corp.	85,911	3,761,184
Texas Roadhouse, Inc.	9,407	1,587,431
Travel + Leisure Co.	34,600	1,531,396
United Parks & Resorts, Inc.(a)	30,000	1,476,600
Total		40,127,649
Household Durables 2.1%
Beazer Homes USA, Inc.(a)	12,200	381,616
Century Communities, Inc.	8,000	800,560
Flexsteel Industries, Inc.	3,685	152,485
GoPro, Inc., Class A(a)	481,120	615,834
Green Brick Partners, Inc.(a)	20,139	1,586,550
Helen of Troy Ltd.(a)	27,000	1,441,260
Hooker Furnishings Corp.	9,966	157,862
iRobot Corp.(a)	59,232	433,578
KB Home	100,081	8,377,781
Landsea Homes Corp.(a)	58,453	696,175
Legacy Housing Corp.(a)	14,600	393,616
Leggett & Platt, Inc.	63,000	796,320
LGI Homes, Inc.(a)	7,800	841,464
Lifetime Brands, Inc.	9,207	65,830
M/I Homes, Inc.(a)	7,408	1,180,613
Meritage Homes Corp.	11,435	2,264,931
Purple Innovation, Inc.(a)	18,771	22,525
Sonos, Inc.(a)	233,453	2,855,130
Taylor Morrison Home Corp., Class A(a)	63,567	4,279,966
Traeger, Inc.(a)	4,382	15,731
Common Stocks (continued)
Issuer	Shares	Value ($)
Tri Pointe Homes, Inc.(a)	169,596	7,536,846
Universal Electronics, Inc.(a)	12,781	119,119
Total		35,015,792
Leisure Products 0.4%
Funko, Inc., Class A(a)	60,931	637,948
JAKKS Pacific, Inc.(a)	42,233	1,040,621
Johnson Outdoors, Inc., Class A	24,380	876,461
MasterCraft Boat Holdings, Inc.(a)	26,291	487,172
Polaris, Inc.	19,800	1,676,070
Solo Brands, Inc., Class A(a)	21,700	29,729
Vista Outdoor, Inc.(a)	47,500	1,901,900
Total		6,649,901
Specialty Retail 1.9%
1-800-Flowers.com, Inc., Class A(a)	3,895	31,277
Aaron’s Co., Inc. (The)	123,000	1,241,070
Advance Auto Parts, Inc.	26,543	1,202,663
Arhaus, Inc.	123,977	1,526,157
Asbury Automotive Group, Inc.(a)	3,200	786,048
Designer Brands, Inc.	73,678	489,222
Floor & Decor Holdings, Inc., Class A(a)	15,019	1,688,736
Foot Locker, Inc.	114,880	3,577,363
Genesco, Inc.(a)	44,286	1,336,994
Group 1 Automotive, Inc.	5,500	2,072,180
Haverty Furniture Companies, Inc.	56,300	1,542,620
Lands’ End, Inc.(a)	28,171	436,369
Lithia Motors, Inc., Class A	10,454	3,147,490
MarineMax, Inc.(a)	22,300	707,356
OneWater Marine, Inc., Class A(a)	44,400	1,066,932
PetMed Express, Inc.(a)	146,200	466,378
Signet Jewelers Ltd.	14,900	1,253,090
Sleep Number Corp.(a)	73,899	1,124,004
Sonic Automotive, Inc., Class A	74,023	4,614,594
ThredUp, Inc., Class A(a)	92,108	84,187
Tilly’s, Inc.(a)	23,225	124,486
Zumiez, Inc.(a)	68,907	1,911,480
Total		30,430,696
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.4%
Carter’s, Inc.	20,200	1,331,180
G-III Apparel Group Ltd.(a)	45,200	1,196,444
Movado Group, Inc.	31,692	756,171
Oxford Industries, Inc.	11,900	1,035,062
Steven Madden Ltd.	27,800	1,253,780
Superior Group of Cos, Inc.	17,433	252,430
Unifi, Inc.(a)	9,016	61,579
Vera Bradley, Inc.(a)	44,202	257,698
Total		6,144,344
Total Consumer Discretionary		167,424,895
Consumer Staples 3.0%
Beverages 0.1%
Duckhorn Portfolio, Inc. (The)(a)	189,700	1,200,801
MGP Ingredients, Inc.	10,300	922,777
Total		2,123,578
Consumer Staples Distribution & Retail 0.9%
Andersons, Inc. (The)	76,171	3,882,436
Maplebear, Inc.(a)	12,001	430,716
SpartanNash Co.	63,685	1,406,802
Sprouts Farmers Market, Inc.(a)	43,297	4,505,053
The Chefs’ Warehouse(a)	101,930	4,365,662
United Natural Foods, Inc.(a)	45,066	681,848
Total		15,272,517
Food Products 0.9%
Cal-Maine Foods, Inc.	17,400	1,253,496
Dole PLC	109,868	1,769,973
Fresh Del Monte Produce, Inc.	39,379	1,151,442
Freshpet, Inc.(a)	36,975	5,028,600
Hain Celestial Group, Inc. (The)(a)	167,000	1,336,000
Utz Brands, Inc.	144,675	2,443,561
WK Kellogg Co.	70,900	1,217,353
Total		14,200,425
Household Products 0.4%
Central Garden & Pet Co.(a)	17,500	690,725
Energizer Holdings, Inc.	27,100	878,040
WD-40 Co.	21,490	5,648,432
Total		7,217,197
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 0.7%
BellRing Brands, Inc.(a)	43,724	2,445,483
Edgewell Personal Care Co.	40,800	1,640,976
elf Beauty, Inc.(a)	12,828	1,921,506
Herbalife Ltd.(a)	254,404	2,075,937
Honest Co., Inc. (The)(a)	180,759	844,144
Inter Parfums, Inc.	3,000	386,520
Medifast, Inc.	62,160	1,137,528
Nature’s Sunshine Products, Inc.(a)	17,201	237,374
Nu Skin Enterprises, Inc., Class A	79,200	707,256
Total		11,396,724
Total Consumer Staples		50,210,441
Energy 5.2%
Energy Equipment & Services 1.6%
Cactus, Inc., Class A	126,233	7,513,388
Dril-Quip, Inc.(a)	75,700	1,234,667
Expro Group Holdings NV(a)	77,049	1,530,193
Helix Energy Solutions Group, Inc.(a)	112,640	1,263,821
Kodiak Gas Services, Inc.	121,124	3,361,191
Liberty Energy, Inc., Class A	50,500	1,039,795
National Energy Services Reunited Corp.(a)	129,600	1,257,120
Newpark Resources, Inc.(a)	62,203	511,931
Oil States International, Inc.(a)	282,735	1,495,668
ProFrac Holding Corp., Class A(a)	109,200	748,020
ProPetro Holding Corp.(a)	129,500	1,028,230
RPC, Inc.	115,100	738,942
Select Energy Services, Inc., Class A	69,800	804,794
TechnipFMC PLC	128,523	3,449,557
Total		25,977,317
Oil, Gas & Consumable Fuels 3.6%
Baytex Energy Corp.	412,788	1,469,525
Berry Corp.	419,828	2,598,735
California Resources Corp.	64,589	3,388,985
CONSOL Energy, Inc.	12,780	1,307,138
Crescent Energy Co., Class A	256,975	3,065,712
CVR Energy, Inc.	88,835	2,258,186
Delek U.S. Holdings, Inc.	127,618	2,605,960
DHT Holdings, Inc.	237,665	2,573,912
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Excelerate Energy, Inc., Class A	56,550	1,030,907
Granite Ridge Resources, Inc.	14,047	89,199
Gulfport Energy Corp.(a)	28,654	4,156,549
International Seaways, Inc.	14,800	767,084
Kosmos Energy Ltd.(a)	308,800	1,503,856
Matador Resources Co.	58,690	3,328,897
NextDecade Corp.(a)	296,500	1,381,690
Northern Oil & Gas, Inc.	37,400	1,487,772
Par Pacific Holdings, Inc.(a)	119,353	2,678,281
PBF Energy, Inc., Class A	118,819	4,046,975
REX American Resources Corp.(a)	41,189	1,867,921
Scorpio Tankers, Inc.	64,676	4,626,921
SM Energy Co.	75,286	3,435,300
Talos Energy, Inc.(a)	130,300	1,494,541
Teekay Tankers Ltd., Class A	46,902	2,667,786
VAALCO Energy, Inc.	178,700	1,163,337
Vital Energy, Inc.(a)	38,000	1,363,820
World Kinect Corp.	138,191	3,978,519
Total		60,337,508
Total Energy		86,314,825
Financials 17.2%
Banks 9.1%
1st Source Corp.	8,000	491,560
Amalgamated Financial Corp.	13,543	446,784
Amerant Bancorp, Inc.	15,155	334,319
Arrow Financial Corp.	14,200	432,958
Associated Banc-Corp.	68,708	1,572,039
Banc of California, Inc.	58,615	833,505
Bank of Marin Bancorp	44,800	958,272
Bank of NT Butterfield & Son Ltd. (The)	57,602	2,203,277
BankUnited, Inc.	159,885	6,144,381
Bankwell Financial Group, Inc.	4,074	124,176
Baycom Corp.	22,701	522,804
BCB Bancorp, Inc.	44,941	557,718
Berkshire Hills Bancorp, Inc.	105,957	2,918,056
Bridgewater Bancshares, Inc.(a)	38,000	547,960
Brookline Bancorp, Inc.	175,100	1,791,273
Byline Bancorp, Inc.	23,649	656,260
Camden National Corp.	22,200	887,556
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Bancorp, Inc.	7,961	203,642
Capital City Bank Group, Inc.	12,054	416,104
Capitol Federal Financial, Inc.	136,600	820,966
Carter Bankshares, Inc.(a)	24,100	416,930
Cathay General Bancorp	20,800	914,992
Central Pacific Financial Corp.	78,251	2,152,685
Civista Bancshares, Inc.	19,700	334,309
CNB Financial Corp.	20,900	508,079
Columbia Banking System, Inc.	47,900	1,206,122
Community Trust Bancorp, Inc.	39,912	2,015,556
ConnectOne Bancorp, Inc.	100,158	2,503,950
CrossFirst Bankshares, Inc.(a)	63,400	1,103,160
Cullen/Frost Bankers, Inc.	8,388	941,385
Customers Bancorp, Inc.(a)	50,823	2,633,648
Dime Community Bancshares, Inc.	49,600	1,290,096
Eagle Bancorp, Inc.	85,900	1,870,043
East West Bancorp, Inc.	6,728	565,623
Eastern Bankshares, Inc.	117,871	2,000,271
Enterprise Financial Services Corp.	23,300	1,232,803
Equity Bancshares, Inc., Class A	2,325	94,837
FB Financial Corp.	54,349	2,620,709
Financial Institutions, Inc.	40,680	1,058,494
First BanCorp	267,380	5,716,584
First Busey Corp.	15,400	416,570
First Business Financial Services, Inc.	10,742	487,365
First Financial Corp.	32,923	1,471,658
First Foundation, Inc.	360,466	2,537,681
First Hawaiian, Inc.	73,900	1,797,987
First Horizon Corp.	22,212	368,497
First Internet Bancorp	40,261	1,461,072
First Interstate Bancsystem, Inc.	26,200	813,510
First Merchants Corp.	10,431	406,809
First Mid Bancshares, Inc.	11,300	455,164
First of Long Island Corp. (The)	76,300	974,351
Five Star Bancorp	1,154	33,639
Flushing Financial Corp.	97,600	1,424,960
FS Bancorp, Inc.	12,915	566,064
Great Southern Bancorp, Inc.	11,845	705,488
Guaranty Bancshares, Inc.	7,604	264,543
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Hancock Whitney Corp.	21,321	1,145,577
Hanmi Financial Corp.	117,761	2,332,845
HarborOne Bancorp, Inc.	57,229	755,423
HBT Financial, Inc.	3,754	84,165
Heritage Commerce Corp.	91,900	935,542
Heritage Financial Corp.	42,100	961,564
Hilltop Holdings, Inc.	154,440	5,073,354
Hingham Institution for Savings	1,700	436,849
Home Bancorp, Inc.	12,928	577,365
HomeStreet, Inc.	18,900	302,400
HomeTrust Bancshares, Inc.	15,517	565,750
Hope Bancorp, Inc.	144,600	1,849,434
Horizon Bancorp, Inc.	89,100	1,427,382
Independent Bank Corp.	13,100	829,361
Independent Bank Corp.	68,955	2,336,195
Independent Bank Group, Inc.	7,400	430,828
Investar Holding Corp.	15,700	292,334
Kearny Financial Corp.	252,371	1,718,647
Live Oak Bancshares, Inc.	64,361	2,766,879
Mercantile Bank Corp.	17,943	825,019
Metropolitan Bank Holding Corp.(a)	28,914	1,495,143
Mid Penn Bancorp, Inc.	4,500	135,945
Midland States Bancorp, Inc.	45,507	1,036,194
MidWestOne Financial Group, Inc.	7,200	210,384
MVB Financial Corp.	1,646	34,566
NB Bancorp, Inc.(a)	44,300	836,384
Northeast Bank	4,030	286,170
Northeast Community Bancorp, Inc.	26,700	609,828
Northfield Bancorp, Inc.	190,378	2,307,381
Northrim BanCorp, Inc.	14,200	979,374
OceanFirst Financial Corp.	107,775	1,925,939
OFG Bancorp	52,827	2,429,514
Origin Bancorp, Inc.	7,280	243,662
Pacific Premier Bancorp, Inc.	33,200	853,240
Parke Bancorp, Inc.	14,400	295,200
PCB Bancorp	10,400	200,304
Peapack-Gladstone Financial Corp.	56,362	1,609,699
Pinnacle Financial Partners, Inc.	28,206	2,808,471
Preferred Bank	24,644	2,041,755
Common Stocks (continued)
Issuer	Shares	Value ($)
Premier Financial Corp.	56,400	1,413,384
Primis Financial Corp.	57,481	698,394
Provident Bancorp, Inc.(a)	7,884	86,961
Provident Financial Services, Inc.	87,759	1,673,564
QCR Holdings, Inc.	20,854	1,608,469
RBB Bancorp	35,512	815,356
Sandy Spring Bancorp, Inc.	61,000	1,909,300
Shore Bancshares, Inc.	35,247	500,507
Sierra Bancorp	29,451	887,359
Simmons First National Corp., Class A	86,800	1,859,256
SmartFinancial, Inc.	2,141	62,581
South Plains Financial, Inc.	20,580	718,448
Southern First Bancshares, Inc.(a)	9,798	318,239
Southern Missouri Bancorp, Inc.	8,100	468,423
Southside Bancshares, Inc.	1,149	39,330
Texas Capital Bancshares, Inc.(a)	63,500	4,268,470
Third Coast Bancshares, Inc.(a)	8,769	224,574
Tompkins Financial Corp.	16,500	1,012,110
Towne Bank	71,513	2,477,925
TrustCo Bank Corp.	39,360	1,371,302
Trustmark Corp.	19,793	659,305
UMB Financial Corp.	43,314	4,486,897
Univest Corporation of Pennsylvania	51,900	1,477,074
Valley National Bancorp	203,800	1,768,984
Veritex Holdings, Inc.	83,862	2,112,484
WaFd, Inc.	46,325	1,698,738
Washington Trust Bancorp, Inc.	44,200	1,449,760
Total		150,282,504
Capital Markets 1.6%
Diamond Hill Investment Group, Inc.	4,900	774,347
Evercore, Inc., Class A	21,048	5,172,336
Federated Hermes, Inc., Class B	45,900	1,574,370
Hamilton Lane, Inc., Class A	27,376	4,184,148
Perella Weinberg Partners	43,500	850,425
Piper Sandler Companies	16,649	4,540,182
Robinhood Markets, Inc., Class A(a)	137,339	2,763,261
StoneX Group, Inc.(a)	30,075	2,492,014
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Virtu Financial, Inc. Class A	65,100	1,999,221
Virtus Investment Partners, Inc.	7,300	1,545,118
Total		25,895,422
Consumer Finance 1.2%
Bread Financial Holdings, Inc.	121,847	7,087,840
Ezcorp, Inc., Class A(a)	46,739	571,150
Green Dot Corp., Class A(a)	132,949	1,485,040
LendingClub Corp.(a)	13,387	162,652
LendingTree, Inc.(a)	21,704	1,257,313
Navient Corp.	278,019	4,706,862
Oportun Financial Corp.(a)	36,025	106,994
PROG Holdings, Inc.	53,885	2,519,663
Regional Management Corp.	6,724	225,456
SLM Corp.	117,141	2,584,130
Total		20,707,100
Financial Services 2.3%
AvidXchange Holdings, Inc.(a)	284,814	2,298,449
Banco Latinoamericano de Comercio Exterior SA, Class E	5,793	181,611
Cass Information Systems, Inc.	9,300	403,992
Corebridge Financial, Inc.	40,200	1,188,312
Enact Holdings, Inc.	90,512	3,217,702
Essent Group Ltd.	26,600	1,710,114
Euronet Worldwide, Inc.(a)	16,300	1,758,933
International Money Express, Inc.(a)	34,000	617,100
Jackson Financial, Inc., Class A	92,351	8,308,819
Merchants Bancorp	46,463	2,130,328
MGIC Investment Corp.	73,200	1,861,476
NCR Atleos Corp.(a)	25,550	730,985
NMI Holdings, Inc., Class A(a)	41,500	1,704,405
Onity Group, Inc.(a)	4,592	133,076
Payoneer Global, Inc.(a)	74,900	556,507
Paysafe Ltd.(a)	97,722	2,188,973
PennyMac Financial Services, Inc.	37,503	4,050,324
Radian Group, Inc.	47,800	1,727,970
Remitly Global, Inc.(a)	148,283	2,024,063
Western Union Co. (The)	127,100	1,550,620
Total		38,343,759
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.8%
Ambac Financial Group, Inc.(a)	97,600	1,141,920
Assured Guaranty Ltd.	15,300	1,225,224
Axis Capital Holdings Ltd.	16,600	1,326,008
CNO Financial Group, Inc.	163,239	5,700,306
Donegal Group, Inc., Class A	8,101	123,297
eHealth, Inc.(a)	23,995	97,180
Employers Holdings, Inc.	69,438	3,329,552
F&G Annuities & Life, Inc.	19,000	868,110
Fidelis Insurance Holdings Ltd.	90,887	1,683,227
Genworth Financial, Inc., Class A(a)	366,762	2,559,999
Hanover Insurance Group, Inc. (The)	15,028	2,208,966
Hippo Holdings, Inc.(a)	2,069	41,070
Horace Mann Educators Corp.	46,525	1,656,755
James River Group Holdings Ltd.	112,618	833,373
Kemper Corp.	26,000	1,625,260
Lincoln National Corp.	23,000	738,300
Mercury General Corp.	68,170	4,514,899
ProAssurance Corp.(a)	143,910	1,928,394
Reinsurance Group of America, Inc.	19,346	4,270,823
RLI Corp.	2,082	320,836
Safety Insurance Group, Inc.	13,101	1,160,094
Selectquote, Inc.(a)	51,040	208,243
SiriusPoint Ltd.(a)	61,000	914,390
Skyward Specialty Insurance Group, Inc.(a)	53,523	2,187,485
Stewart Information Services Corp.	21,596	1,596,160
United Fire Group, Inc.	42,323	866,352
Universal Insurance Holdings, Inc.	46,434	993,223
White Mountains Insurance Group Ltd.	820	1,512,277
Total		45,631,723
Mortgage Real Estate Investment Trusts (REITS) 0.2%
Angel Oak Mortgage REIT, Inc.	7,150	80,795
Apollo Commercial Real Estate Finance, Inc.	68,500	725,415
Ares Commercial Real Estate Corp.	103,000	727,180
BrightSpire Capital, Inc.	114,807	683,102
Claros Mortgage Trust, Inc.	42,600	340,800
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Granite Point Mortgage Trust, Inc.	216,073	568,272
Great Ajax Corp.	97,061	312,536
Total		3,438,100
Total Financials		284,298,608
Health Care 13.7%
Biotechnology 5.7%
ACELYRIN, Inc.(a)	166,285	794,842
Agios Pharmaceuticals, Inc.(a)	71,105	3,264,431
Alector, Inc.(a)	104,628	552,436
Allogene Therapeutics, Inc.(a)	175,740	462,196
Amicus Therapeutics, Inc.(a)	380,989	4,423,282
Anika Therapeutics, Inc.(a)	4,304	110,613
Apellis Pharmaceuticals, Inc.(a)	77,380	3,010,082
Arcturus Therapeutics Holdings, Inc.(a)	9,115	192,327
Arrowhead Pharmaceuticals, Inc.(a)	93,681	2,232,418
bluebird bio, Inc.(a)	883,022	495,817
Blueprint Medicines Corp.(a)	51,833	4,952,125
CareDx, Inc.(a)	130,227	4,001,876
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Coherus Biosciences, Inc.(a)	60,855	84,588
Cytokinetics, Inc.(a)	57,095	3,258,983
Design Therapeutics, Inc.(a)	43,245	205,414
Editas Medicine, Inc.(a)	26,410	98,773
Enanta Pharmaceuticals, Inc.(a)	8,279	106,634
Entrada Therapeutics, Inc.(a)	25,840	457,368
Exelixis, Inc.(a)	125,282	3,261,090
Fate Therapeutics, Inc.(a)	236,948	869,599
Generation Bio Co.(a)	17,774	46,923
Halozyme Therapeutics, Inc.(a)	124,575	7,954,114
Insmed, Inc.(a)	78,850	6,029,659
Ironwood Pharmaceuticals, Inc.(a)	250,951	1,269,812
iTeos Therapeutics, Inc.(a)	60,111	1,012,870
Kodiak Sciences, Inc.(a)	33,510	84,110
Kyverna Therapeutics, Inc.(a)	119,732	961,448
MacroGenics, Inc.(a)	33,432	117,346
Madrigal Pharmaceuticals, Inc.(a)	3,236	799,713
Mersana Therapeutics, Inc.(a)	44,347	70,068
Natera, Inc.(a)	25,157	2,975,067
Organogenesis Holdings, Inc.(a)	96,316	277,390
Common Stocks (continued)
Issuer	Shares	Value ($)
PMV Pharmaceuticals, Inc.(a)	48,794	76,607
Poseida Therapeutics, Inc.(a)	131,502	376,096
PTC Therapeutics, Inc.(a)	65,268	2,305,266
REGENXBIO, Inc.(a)	154,180	1,884,080
Relay Therapeutics, Inc.(a)	217,236	1,475,032
Revolution Medicines, Inc.(a)	123,125	5,248,819
Sage Therapeutics, Inc.(a)	119,358	1,006,188
Sutro Biopharma, Inc.(a)	180,401	824,433
Travere Therapeutics, Inc.(a)	105,586	999,899
Twist Bioscience Corp.(a)	106,923	4,623,351
Vanda Pharmaceuticals, Inc.(a)	243,986	1,290,686
Vaxcyte, Inc.(a)	69,746	5,632,687
Vericel Corp.(a)	132,959	6,867,332
Verve Therapeutics, Inc.(a)	220,596	1,477,993
Viking Therapeutics, Inc.(a)	39,570	2,537,228
Vir Biotechnology, Inc.(a)	36,009	297,434
Xenon Pharmaceuticals, Inc.(a)	42,246	1,704,204
Zymeworks, Inc.(a)	132,326	1,552,184
Total		94,612,933
Health Care Equipment & Supplies 3.5%
Alphatec Holdings, Inc.(a)	200,719	1,384,961
Angiodynamics, Inc.(a)	128,566	959,102
Embecta Corp.	54,653	893,030
Envista Holdings Corp.(a)	99,700	1,820,522
Establishment Labs Holdings, Inc.(a)	57,957	2,655,590
Glaukos Corp.(a)	17,301	2,316,431
Inari Medical, Inc.(a)	61,381	2,653,501
Inmode Ltd.(a)	93,300	1,559,043
Inogen, Inc.(a)	73,287	899,232
iRhythm Technologies, Inc.(a)	44,663	3,165,713
Lantheus Holdings, Inc.(a)	16,474	1,753,987
LeMaitre Vascular, Inc.	130,541	11,786,547
Merit Medical Systems, Inc.(a)	122,287	11,822,707
Neogen Corp.(a)	404,933	6,985,094
Nevro Corp.(a)	117,055	724,570
OraSure Technologies, Inc.(a)	104,846	469,710
PROCEPT BioRobotics Corp.(a)	36,701	2,899,379
TransMedics Group, Inc.(a)	4,609	774,589
Utah Medical Products, Inc.	11,900	809,081
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Zimvie, Inc.(a)	64,036	1,110,384
Zynex, Inc.(a)	92,700	728,622
Total		58,171,795
Health Care Providers & Services 0.8%
Acadia Healthcare Co., Inc.(a)	45,111	3,695,944
Castle Biosciences, Inc.(a)	57,848	1,716,350
Cross Country Healthcare, Inc.(a)	46,793	698,152
National Research Corp., Class A	17,100	389,880
PACS Group, Inc.(a)	77,249	3,064,468
Patterson Companies, Inc.	63,300	1,423,617
Progyny, Inc.(a)	72,502	1,703,072
Select Medical Holdings Corp.	31,200	1,125,384
Total		13,816,867
Health Care Technology 1.1%
American Well Corp., Class A(a)	8,266	68,608
Evolent Health, Inc., Class A(a)	194,164	6,209,365
Health Catalyst, Inc.(a)	199,395	1,433,650
HealthStream, Inc.	9,898	287,438
Simulations Plus, Inc.	150,114	5,441,632
TruBridge, Inc.(a)	58,600	730,742
Veradigm, Inc.(a)	73,571	734,974
Waystar Holding Corp.(a)	81,974	2,231,332
Total		17,137,741
Life Sciences Tools & Services 1.8%
Azenta, Inc.(a)	85,131	4,215,687
Codexis, Inc.(a)	71,093	205,459
Cytek Biosciences, Inc.(a)	31,824	182,670
Maravai LifeSciences Holdings, Inc., Class A(a)	236,055	2,136,298
Mesa Laboratories, Inc.	39,149	5,233,830
Personalis, Inc.(a)	24,072	130,952
Quantum-Si, Inc.(a)	123,757	117,173
Repligen Corp.(a)	46,165	6,967,683
Seer, Inc.(a)	81,211	136,434
Stevanato Group SpA	461,395	10,095,322
Total		29,421,508
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.8%
Amphastar Pharmaceuticals, Inc.(a)	29,200	1,423,208
ANI Pharmaceuticals, Inc.(a)	6,400	408,000
Arvinas, Inc.(a)	91,919	2,404,601
Atea Pharmaceuticals, Inc.(a)	100,519	386,998
Athira Pharma, Inc.(a)	6,623	20,465
Biote Corp., Class A(a)	32,863	206,380
Intra-Cellular Therapies, Inc.(a)	66,616	4,881,621
Nektar Therapeutics(a)	219,719	281,240
Nuvation Bio, Inc.(a)	33,024	106,337
Phibro Animal Health Corp., Class A	13,452	282,492
Revance Therapeutics, Inc.(a)	164,872	1,083,209
Theravance Biopharma, Inc.(a)	109,987	907,393
WaVe Life Sciences Ltd.(a)	21,191	121,636
Zevra Therapeutics, Inc.(a)	32,233	246,583
Total		12,760,163
Total Health Care		225,921,007
Industrials 24.1%
Aerospace & Defense 0.5%
AerSale Corp.(a)	139,300	709,037
Astronics Corp.(a)	7,452	167,074
Hexcel Corp.	46,771	2,960,137
Mercury Systems, Inc.(a)	72,628	2,752,601
National Presto Industries, Inc.	9,900	775,071
Total		7,363,920
Air Freight & Logistics 0.0%
Air Transport Services Group, Inc.(a)	26,100	440,046
Radiant Logistics, Inc.(a)	16,390	104,404
Total		544,450
Building Products 4.0%
AAON, Inc.	202,640	19,354,147
American Woodmark Corp.(a)	12,200	1,093,242
Apogee Enterprises, Inc.	12,100	808,038
Armstrong World Industries, Inc.	9,500	1,204,220
AZZ, Inc.	10,000	831,700
CSW Industrials, Inc.	32,270	10,895,320
Insteel Industries, Inc.	56,329	1,937,718
Janus International Group, Inc.(a)	141,100	1,550,689
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
JELD-WEN Holding, Inc.(a)	50,100	713,424
Resideo Technologies, Inc.(a)	81,200	1,636,992
Simpson Manufacturing Co., Inc.	106,565	19,507,789
Trex Company, Inc.(a)	101,785	6,487,776
Total		66,021,055
Commercial Services & Supplies 3.3%
ABM Industries, Inc.	22,300	1,274,445
ACV Auctions, Inc., Class A(a)	175,339	3,280,593
Brink’s Co. (The)	14,800	1,641,764
Casella Waste Systems, Inc., Class A(a)	246,482	26,585,548
Ennis, Inc.	34,000	812,940
Enviri Corp.(a)	122,127	1,459,418
Healthcare Services Group, Inc.(a)	70,800	771,012
Interface, Inc.	121,386	2,291,768
MillerKnoll, Inc.	40,800	1,201,560
MSA Safety, Inc.	50,303	9,186,837
Steelcase, Inc., Class A	238,899	3,378,032
Unifirst Corp.	6,400	1,214,016
Vestis Corp.	115,806	1,629,390
Total		54,727,323
Construction & Engineering 1.8%
Concrete Pumping Holdings, Inc.(a)	62,700	406,923
Construction Partners, Inc., Class A(a)	184,864	12,197,327
Fluor Corp.(a)	55,591	2,783,441
MasTec, Inc.(a)	35,769	4,046,547
Matrix Service Co.(a)	34,819	346,797
Primoris Services Corp.	23,330	1,316,745
Tutor Perini Corp.(a)	191,286	4,585,125
Valmont Industries, Inc.	14,869	4,248,966
Total		29,931,871
Electrical Equipment 0.6%
Atkore, Inc.	13,398	1,250,435
Bloom Energy Corp., Class A(a)	204,368	2,434,023
NEXTracker, Inc., Class A(a)	71,770	2,918,886
Preformed Line Products Co.	3,000	359,790
Thermon(a)	51,800	1,628,074
Vicor Corp.(a)	46,093	1,774,581
Total		10,365,789
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 0.5%
Covenant Logistics Group, Inc., Class A	17,556	924,674
Heartland Express, Inc.	111,078	1,375,146
Lyft, Inc., Class A(a)	281,286	3,282,607
Marten Transport Ltd.	42,400	739,880
PAM Transportation Services, Inc.(a)	3,700	67,118
Ryder System, Inc.	3,032	440,368
Schneider National, Inc., Class B	42,600	1,154,886
Total		7,984,679
Machinery 5.8%
AGCO Corp.	15,171	1,381,168
Albany International Corp., Class A	13,300	1,252,328
Astec Industries, Inc.	37,464	1,267,407
Atmus Filtration Technologies, Inc.	49,400	1,770,990
Barnes Group, Inc.	52,291	2,093,732
Chart Industries, Inc.(a)	28,368	3,472,243
Douglas Dynamics, Inc.	26,900	748,896
Esab Corp.	38,889	4,082,178
ESCO Technologies, Inc.	69,247	8,303,408
Federal Signal Corp.	92,205	8,712,450
Gates Industrial Corp. PLC(a)	69,200	1,256,672
Greenbrier Companies, Inc. (The)	28,732	1,392,065
Helios Technologies, Inc.	134,406	5,939,401
Hillenbrand, Inc.	32,700	1,077,792
Hillman Solutions Corp.(a)	493,600	4,911,320
ITT, Inc.	22,472	3,128,552
John Bean Technologies Corp.	76,434	6,866,831
Kennametal, Inc.	32,000	827,840
LB Foster Co., Class A(a)	19,700	395,576
Lindsay Corp.	9,800	1,215,690
Luxfer Holdings PLC, ADR	2,716	30,474
Manitowoc Co., Inc. (The)(a)	79,904	806,231
Mayville Engineering Co., Inc.(a)	27,063	522,587
Miller Industries, Inc.	13,300	807,443
Proto Labs, Inc.(a)	82,207	2,513,890
RBC Bearings, Inc.(a)	39,507	11,767,160
REV Group, Inc.	103,862	3,306,966
Shyft Group, Inc. (The)	14,603	207,217
SPX Technologies, Inc.(a)	60,602	9,886,610
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Timken Co. (The)	19,300	1,631,429
Trinity Industries, Inc.	51,912	1,713,615
Wabash National Corp.	78,800	1,533,448
Total		94,823,609
Marine Transportation 0.1%
Golden Ocean Group Ltd.	154,532	1,900,744
Passenger Airlines 0.1%
Alaska Air Group, Inc.(a)	31,600	1,141,076
Sun Country Airlines Holdings, Inc.(a)	32,900	361,242
Total		1,502,318
Professional Services 3.8%
Barrett Business Services, Inc.	19,042	695,224
CBIZ, Inc.(a)	30,588	2,251,277
Concentrix Corp.	12,100	910,283
Conduent, Inc.(a)	323,788	1,236,870
ExlService Holdings, Inc.(a)	139,617	5,101,605
Exponent, Inc.	152,401	16,500,456
Forrester Research, Inc.(a)	21,600	414,288
Heidrick & Struggles International, Inc.	66,289	2,558,755
Huron Consulting Group, Inc.(a)	7,200	795,168
Insperity, Inc.	12,200	1,146,678
KBR, Inc.	17,480	1,212,413
Kelly Services, Inc., Class A	54,339	1,147,096
Kforce, Inc.	24,200	1,587,278
Korn/Ferry International	24,000	1,753,200
ManpowerGroup, Inc.	20,500	1,515,360
MAXIMUS, Inc.	18,200	1,679,132
Mistras Group, Inc.(a)	16,675	199,433
Paycor HCM, Inc.(a)	387,280	5,483,885
Resources Connection, Inc.	197,837	2,063,440
Robert Half, Inc.	7,996	501,109
TrueBlue, Inc.(a)	243,857	1,943,540
UL Solutions, Inc., Class A	119,709	6,528,929
Verra Mobility Corp.(a)	206,664	5,705,993
Total		62,931,412
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 3.6%
Air Lease Corp.	64,287	2,974,560
Applied Industrial Technologies, Inc.	36,616	7,510,674
Boise Cascade Co.	38,992	5,288,095
DNOW, Inc.(a)	97,355	1,267,562
DXP Enterprises, Inc.(a)	7,800	429,000
FTAI Aviation Ltd.	56,587	7,232,384
Global Industrial Co.	21,127	707,755
McGrath Rentcorp	7,500	811,125
MSC Industrial Direct Co., Inc., Class A	18,600	1,529,664
Rush Enterprises, Inc., Class A	116,732	6,151,803
SiteOne Landscape Supply, Inc.(a)	83,183	11,800,340
Titan Machinery, Inc.(a)	72,600	1,096,986
Transcat, Inc.(a)	55,888	6,899,932
WESCO International, Inc.	28,205	4,664,543
Total		58,364,423
Total Industrials		396,461,593
Information Technology 14.9%
Communications Equipment 0.7%
Aviat Networks, Inc.(a)	12,600	345,870
Ciena Corp.(a)	31,903	1,839,208
CommScope Holding Co., Inc.(a)	322,552	1,245,051
Digi International, Inc.(a)	239,395	7,052,577
NETGEAR, Inc.(a)	90,019	1,461,008
Ribbon Communications, Inc.(a)	132,289	451,105
Total		12,394,819
Electronic Equipment, Instruments & Components 2.6%
908 Devices, Inc.(a)	8,078	31,908
Arrow Electronics, Inc.(a)	13,200	1,783,056
Avnet, Inc.	30,500	1,682,990
Belden, Inc.	17,200	1,845,216
Crane NXT Co.	26,000	1,527,500
ePlus, Inc.(a)	14,400	1,381,824
Fabrinet(a)	15,076	3,673,267
FARO Technologies, Inc.(a)	50,948	917,064
IPG Photonics Corp.(a)	16,700	1,141,779
Itron, Inc.(a)	11,800	1,206,196
Kimball Electronics, Inc.(a)	37,100	684,495
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Littelfuse, Inc.	12,766	3,474,905
Methode Electronics, Inc.	191,747	1,998,004
Novanta, Inc.(a)	74,299	13,617,521
OSI Systems, Inc.(a)	5,800	869,246
PC Connection, Inc.	6,000	438,480
Plexus Corp.(a)	12,976	1,662,355
Sanmina Corp.(a)	10,900	756,242
Scansource, Inc.(a)	52,334	2,665,894
Vishay Intertechnology, Inc.	51,000	1,027,650
Total		42,385,592
IT Services 0.6%
ASGN, Inc.(a)	17,100	1,644,336
Brightcove, Inc.(a)	1,910	4,259
DigitalOcean Holdings, Inc.(a)	70,463	2,637,430
DXC Technology Co.(a)	32,636	674,586
Fastly, Inc.(a)	52,703	317,272
Globant SA(a)	11,958	2,418,386
Hackett Group	15,400	408,100
Kyndryl Holdings, Inc.(a)	15,573	368,925
Rackspace Technology, Inc.(a)	232,471	534,683
Unisys Corp.(a)	145,735	805,915
Total		9,813,892
Semiconductors & Semiconductor Equipment 1.7%
Allegro MicroSystems, Inc.(a)	201,552	4,944,071
Alpha & Omega Semiconductor Ltd.(a)	43,589	1,822,456
Amkor Technology, Inc.	24,101	792,923
Credo Technology Group Holding Ltd.(a)	118,172	4,125,385
Diodes, Inc.(a)	15,400	1,073,226
MACOM Technology Solutions Holdings, Inc.(a)	16,984	1,855,162
MaxLinear, Inc.(a)	46,757	709,771
MKS Instruments, Inc.	21,989	2,621,748
Onto Innovation, Inc.(a)	16,807	3,583,589
Photronics, Inc.(a)	49,300	1,274,898
Rambus, Inc.(a)	87,142	3,896,990
SMART Global Holdings, Inc.(a)	86,408	1,790,374
Total		28,490,593
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 9.3%
Adeia, Inc.	158,351	1,995,223
Agilysys, Inc.(a)	12,025	1,360,028
Altair Engineering, Inc., Class A(a)	147,978	13,371,292
American Software, Inc., Class A	26,275	302,425
Appfolio, Inc., Class A(a)	7,738	1,795,139
Blackline, Inc.(a)	181,373	8,987,032
Box, Inc., Class A(a)	97,847	3,189,812
Braze, Inc., Class A(a)	54,190	2,426,628
CCC Intelligent Solutions Holdings, Inc.(a)	418,000	4,506,040
Cerence, Inc.(a)	169,605	559,697
Clear Secure, Inc., Class A	102,164	3,104,764
Clearwater Analytics Holdings, Inc., Class A(a)	370,855	9,189,787
Confluent, Inc., Class A(a)	147,766	3,135,595
CS Disco, Inc.(a)	38,053	210,433
CyberArk Software Ltd.(a)	7,995	2,292,486
Descartes Systems Group, Inc. (The)(a)	177,275	17,885,275
Dropbox, Inc., Class A(a)	105,366	2,648,901
Elastic NV(a)	13,457	1,025,289
Freshworks, Inc., Class A(a)	266,739	3,115,512
Gitlab, Inc., Class A(a)	43,847	2,078,348
Guidewire Software, Inc.(a)	11,803	1,755,932
Informatica, Inc., Class A(a)	87,475	2,179,002
JFrog Ltd.(a)	94,382	2,620,044
Marathon Digital Holdings, Inc.(a)	70,118	1,170,971
MeridianLink, Inc.(a)	53,340	1,217,752
Nutanix, Inc., Class A(a)	73,005	4,613,186
Olo, Inc., Class A(a)	12,060	63,315
ON24, Inc.(a)	36,286	234,045
Ooma, Inc.(a)	21,001	218,410
PROS Holdings, Inc.(a)	47,910	964,428
Q2 Holdings, Inc.(a)	121,120	8,988,315
Rubrik, Inc., Class A(a)	25,431	885,507
SecureWorks Corp., Class A(a)	6,127	51,099
SentinelOne, Inc., Class A(a)	158,171	3,726,509
Smartsheet, Inc., Class A(a)	75,086	3,664,197
SolarWinds Corp.	15,544	198,808
SPS Commerce, Inc.(a)	69,505	13,882,929
Telos Corp.(a)	40,673	148,456
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
UiPath, Inc., Class A(a)	18,027	232,188
Upland Software, Inc.(a)	103,040	227,718
Varonis Systems, Inc.(a)	60,874	3,445,468
Vertex, Inc.(a)	261,017	10,098,748
Workiva, Inc., Class A(a)	102,366	8,001,950
Xperi, Inc.(a)	103,764	915,198
Total		152,683,881
Technology Hardware, Storage & Peripherals 0.0%
Corsair Gaming, Inc.(a)	34,274	238,890
Turtle Beach Corp.(a)	21,458	335,174
Total		574,064
Total Information Technology		246,342,841
Materials 3.0%
Chemicals 1.6%
AdvanSix, Inc.	36,633	1,082,872
Alto Ingredients, Inc.(a)	52,289	72,159
American Vanguard Corp.	115,003	660,117
Balchem Corp.	64,797	11,471,013
Cabot Corp.	7,400	777,814
Core Molding Technologies, Inc.(a)	23,700	423,045
Ecovyst, Inc.(a)	384,919	2,763,718
Ginkgo Bioworks Holdings, Inc.(a)	18,180	121,624
Huntsman Corp.	97,711	2,154,528
Ingevity Corp.(a)	30,700	1,213,571
Innospec, Inc.	6,300	726,138
Kronos Worldwide, Inc.	60,504	699,426
Origin Materials, Inc.(a)	375,040	592,563
Rayonier Advanced Materials, Inc.(a)	137,113	1,094,162
Scotts Miracle-Gro Co. (The), Class A	26,985	1,915,395
Stepan Co.	852	66,141
Valhi, Inc.	2,930	85,585
Total		25,919,871
Construction Materials 0.2%
Eagle Materials, Inc.	12,249	3,157,180
Knife River Corp.(a)	15,200	1,198,824
Total		4,356,004
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Myers Industries, Inc.	71,700	1,096,293
Silgan Holdings, Inc.	25,700	1,343,339
TriMas Corp.	43,200	1,102,032
Total		3,541,664
Metals & Mining 0.8%
Caledonia Mining Corp. PLC	17,250	223,905
Commercial Metals Co.	58,100	3,113,579
Constellium SE(a)	47,500	796,575
Olympic Steel, Inc.	25,502	1,022,630
Radius Recycling, Inc., Class A	66,092	1,000,633
Ryerson Holding Corp.	65,880	1,318,918
SSR Mining, Inc.	280,254	1,454,518
SunCoke Energy, Inc.	251,675	2,255,008
Tredegar Corp.(a)	87,280	535,026
Worthington Steel, Inc.	30,085	1,065,009
Total		12,785,801
Paper & Forest Products 0.2%
Clearwater Paper Corp.(a)	7,706	256,379
Louisiana-Pacific Corp.	19,356	1,878,500
Mercer International, Inc.	66,200	397,200
Sylvamo Corp.	12,400	980,716
Total		3,512,795
Total Materials		50,116,135
Real Estate 3.7%
Diversified REITs 0.1%
Armada Hoffler Properties, Inc.	20,455	251,801
Empire State Realty Trust, Inc., Class A	162,700	1,755,533
Total		2,007,334
Health Care REITs 0.0%
CareTrust REIT, Inc.	25,045	748,345
Hotel & Resort REITs 1.0%
Chatham Lodging Trust	50,394	431,373
DiamondRock Hospitality Co.	100,100	879,879
Park Hotels & Resorts, Inc.	139,743	2,135,273
Pebblebrook Hotel Trust	130,423	1,734,626
RLJ Lodging Trust	370,798	3,522,581
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Sunstone Hotel Investors, Inc.	355,263	3,705,393
Xenia Hotels & Resorts, Inc.	237,764	3,385,759
Total		15,794,884
Industrial REITs 0.2%
Terreno Realty Corp.	51,943	3,586,145
Office REITs 0.3%
Easterly Government Properties, Inc.	51,533	676,113
Equity Commonwealth(a)	211,470	4,286,497
Orion Office REIT, Inc.	157,878	647,300
Total		5,609,910
Real Estate Management & Development 1.4%
Cushman & Wakefield PLC(a)	123,600	1,606,800
Douglas Elliman, Inc.(a)	118,985	211,793
FirstService Corp.	75,125	13,526,256
Forestar Group, Inc.(a)	45,639	1,412,071
Howard Hughes Holdings, Inc.(a)	11,032	829,827
Newmark Group, Inc., Class A	166,170	2,298,131
Opendoor Technologies, Inc.(a)	219,545	472,022
RE/MAX Holdings, Inc., Class A(a)	78,053	883,560
RMR Group, Inc. (The), Class A	36,557	931,838
Seritage Growth Properties, Class A(a)	160,400	745,860
Total		22,918,158
Retail REITs 0.5%
Alexander’s, Inc.	5,400	1,237,464
InvenTrust Properties Corp.	93,921	2,787,575
Phillips Edison & Co., Inc.	94,427	3,490,022
Whitestone REIT	17,508	234,957
Total		7,750,018
Specialized REITs 0.2%
CubeSmart	50,526	2,618,762
Total Real Estate		61,033,556
Utilities 1.6%
Electric Utilities 0.8%
Allete, Inc.	26,100	1,658,655
MGE Energy, Inc.	17,000	1,473,985
NRG Energy, Inc.	63,025	5,357,755
Otter Tail Corp.	17,300	1,462,715
Common Stocks (continued)
Issuer	Shares	Value ($)
Portland General Electric Co.	35,900	1,727,149
TXNM Energy, Inc.	40,100	1,643,298
Total		13,323,557
Gas Utilities 0.4%
Northwest Natural Holding Co.	50,247	2,020,934
Southwest Gas Holdings, Inc.	38,188	2,777,032
Spire, Inc.	24,700	1,629,459
Total		6,427,425
Multi-Utilities 0.4%
Avista Corp.	44,300	1,711,752
Black Hills Corp.	28,500	1,684,920
Northwestern Energy Group, Inc.	30,300	1,648,017
Unitil Corp.	12,800	771,840
Total		5,816,529
Total Utilities		25,567,511
Total Common Stocks (Cost $1,433,299,342)		1,606,622,639

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(e),(f)	40,695,696	40,687,557
Total Money Market Funds (Cost $40,685,736)		40,687,557
Total Investments in Securities (Cost: $1,473,985,078)		1,647,310,196
Other Assets & Liabilities, Net		1,327,635
Net Assets		1,648,637,831
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Clementia Pharmaceuticals, Inc.	04/23/19	134,864	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	23,214,851	483,359,207	(465,887,465)	964	40,687,557	6,903	1,579,386	40,695,696
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	12,931,227	—	—	12,931,227
Consumer Discretionary	167,424,895	—	—	167,424,895
Consumer Staples	50,210,441	—	—	50,210,441
Energy	85,057,705	1,257,120	—	86,314,825
Financials	284,298,608	—	—	284,298,608
Health Care	225,186,033	734,974	0 *	225,921,007
Industrials	396,461,593	—	—	396,461,593
Information Technology	246,342,841	—	—	246,342,841
Materials	50,116,135	—	—	50,116,135
Real Estate	61,033,556	—	—	61,033,556
Utilities	25,567,511	—	—	25,567,511
Total Common Stocks	1,604,630,545	1,992,094	0 *	1,606,622,639
Money Market Funds	40,687,557	—	—	40,687,557
Total Investments in Securities	1,645,318,102	1,992,094	0 *	1,647,310,196

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Statement of Assets and Liabilities
August 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,433,299,342)	$1,606,622,639
Affiliated issuers (cost $40,685,736)	40,687,557
Receivable for:
Investments sold	1,080,258
Capital shares sold	837,171
Dividends	1,110,120
Foreign tax reclaims	2,735
Expense reimbursement due from Investment Manager	6,014
Prepaid expenses	12,600
Deferred compensation of board members	156,029
Total assets	1,650,515,123
Liabilities
Due to custodian	3,391
Payable for:
Investments purchased	213,082
Capital shares redeemed	907,558
Management services fees	36,499
Transfer agent fees	350,705
Printing and postage fees	109,832
Compensation of board members	2,678
Other expenses	55,738
Deferred compensation of board members	197,809
Total liabilities	1,877,292
Net assets applicable to outstanding capital stock	$1,648,637,831
Represented by
Paid in capital	1,448,686,729
Total distributable earnings (loss)	199,951,102
Total - representing net assets applicable to outstanding capital stock	$1,648,637,831
Institutional Class
Net assets	$1,648,637,831
Shares outstanding	98,263,110
Net asset value per share	$16.78
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Statement of Operations
Year Ended August 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$16,757,229
Dividends — affiliated issuers	1,579,386
Foreign taxes withheld	(58,020)
Total income	18,278,595
Expenses:
Management services fees	12,095,254
Transfer agent fees
Institutional Class	4,316,599
Custodian fees	71,478
Printing and postage fees	309,073
Registration fees	81,093
Accounting services fees	55,993
Legal fees	26,687
Interest on interfund lending	33
Compensation of chief compliance officer	278
Compensation of board members	26,221
Deferred compensation of board members	11,550
Other	29,783
Total expenses	17,024,042
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,447,544)
Total net expenses	14,576,498
Net investment income	3,702,097
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	51,259,062
Investments — affiliated issuers	6,903
Net realized gain	51,265,965
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	160,854,653
Investments — affiliated issuers	964
Net change in unrealized appreciation (depreciation)	160,855,617
Net realized and unrealized gain	212,121,582
Net increase in net assets resulting from operations	$215,823,679
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Statement of Changes in Net Assets

	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations
Net investment income	$3,702,097	$7,249,655
Net realized gain	51,265,965	19,800,344
Net change in unrealized appreciation (depreciation)	160,855,617	7,110,259
Net increase in net assets resulting from operations	215,823,679	34,160,258
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(30,894,816)	(116,769,104)
Institutional 3 Class	(56)	(235)
Total distributions to shareholders	(30,894,872)	(116,769,339)
Increase in net assets from capital stock activity	73,549,419	187,664,754
Total increase in net assets	258,478,226	105,055,673
Net assets at beginning of year	1,390,159,605	1,285,103,932
Net assets at end of year	$1,648,637,831	$1,390,159,605

	Year Ended		Year Ended
	August 31, 2024		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	23,669,733	356,891,413	46,047,183	694,404,386
Distributions reinvested	2,129,209	30,894,816	8,364,549	116,769,104
Shares redeemed	(20,558,185)	(314,234,364)	(44,014,091)	(623,508,736)
Net increase	5,240,757	73,551,865	10,397,641	187,664,754
Institutional 3 Class
Shares redeemed	(163)	(2,446)	—	—
Net decrease	(163)	(2,446)	—	—
Total net increase	5,240,594	73,549,419	10,397,641	187,664,754
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Institutional Class	Year Ended August 31,
	2024	2023	2022	2021	2020
Per share data
Net asset value, beginning of period	$14.94	$15.55	$21.62	$14.76	$14.39
Income (loss) from investment operations:
Net investment income	0.04	0.07	0.02	0.00 (a)	0.04
Net realized and unrealized gain (loss)	2.12	0.74	(2.85)	6.92	0.80
Total from investment operations	2.16	0.81	(2.83)	6.92	0.84
Distributions to shareholders
Distributions from net investment income	(0.10)	(0.05)	(0.01)	(0.06)	(0.05)
Distributions from net realized gains	(0.22)	(1.37)	(3.23)	—	(0.42)
Total distributions to shareholders	(0.32)	(1.42)	(3.24)	(0.06)	(0.47)
Net asset value, end of period	$16.78	$14.94	$15.55	$21.62	$14.76
Total return	14.77%	5.83%	(15.57%)	46.94%	5.76%
Ratios to average net assets
Total gross expenses(b)	1.16%(c)	1.17%(c)	1.17%(c)	1.13%	1.09%
Total net expenses(b),(d)	0.99%(c)	0.99%(c)	0.99%(c)	0.99%	0.99%
Net investment income	0.25%	0.51%	0.13%	0.01%	0.26%
Supplemental data
Net assets, end of period (in thousands)	$1,648,638	$1,390,157	$1,285,101	$1,483,609	$1,167,589
Portfolio turnover	66%	74%	59%	59%	83%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Notes to Financial Statements
August 31, 2024
Note 1. Organization
Multi-Manager Small Cap Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
The Fund’s Board of Trustees approved a proposal to liquidate Institutional 3 Class shares of the Fund. Effective on March 11, 2024, Institutional 3 Class shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 3 Class shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2024 was 0.82% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Conestoga Capital Advisors, LLC, Hotchkis and Wiley Capital Management, LLC, J.P. Morgan Investment Management Inc. and Jacobs Levy Equity Management, Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares. As a result of Institutional 3 Class shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a transfer agency fee for Institutional 3 Class shares.
For the year ended August 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.29
Institutional 3 Class	0.01 (a)

(a)	Unannualized.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2024 (%)
Institutional Class	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, passive foreign investment company (pfic) holdings, trustees’ deferred compensation, non-deductible expenses, distribution reclassifications and earnings and profits distributed to shareholders on the redemption of shares. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
2,087,797	(2,828,796)	740,999
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2024			Year Ended August 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
9,120,835	21,774,037	30,894,872	3,539,843	113,229,496	116,769,339
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
37,945,597	12,776,157	—	149,428,129
At August 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,497,882,067	269,354,658	(119,926,529)	149,428,129
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $987,483,005 and $959,990,403, respectively, for the year ended August 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $84,699 for the year ended August 31, 2024.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	200,000	5.85	1
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended August 31, 2024.
Note 9. Significant risks
Industrials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At August 31, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Multi-Manager Small Cap Equity Strategies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Multi-Manager Small Cap Equity Strategies Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Multi-Manager Small Cap Equity Strategies Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend
76.74%	75.76%	0.68%	$14,193,015
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Multi-Manager Small Cap Equity Strategies Fund  | 2024

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Small Cap Equity Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Conestoga Capital Advisors, LLC, Hotchkis and Wiley Capital Management, LLC, J.P. Morgan Investment Management Inc. and Jacobs Levy Equity Management, Inc.  (collectively, the Subadvisers), the Subadvisers provide portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate a Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Subadvisory Agreements.

Multi-Manager Small Cap Equity Strategies Fund  | 2024

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreements that include breakpoints did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
Multi-Manager Small Cap Equity Strategies Fund  | 2024

Multi-Manager Small Cap Equity Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN102_08_P01_(10/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	October 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	October 23, 2024